Quarterly Report
September 30, 2022
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Aerospace & Defense – 2.1%
General Dynamics Corp.	27,214	$5,773,994
Honeywell International, Inc.	4,939	824,665
Northrop Grumman Corp.	2,560	1,204,019
Textron, Inc.	7,880	459,089
		$8,261,767
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	4,842	$1,112,111
Apparel Manufacturers – 0.4%
NIKE, Inc., “B”	18,501	$1,537,803
Automotive – 1.9%
Ford Motor Co.	100,215	$1,122,408
Lear Corp.	4,998	598,211
LKQ Corp.	24,388	1,149,894
Tesla, Inc. (a)	16,198	4,296,519
		$7,167,032
Biotechnology – 1.5%
Biogen, Inc. (a)	17,218	$4,597,206
Gilead Sciences, Inc.	14,459	891,976
Moderna, Inc. (a)	3,291	389,161
		$5,878,343
Broadcasting – 0.3%
Walt Disney Co. (a)	13,869	$1,308,263
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	14,417	$1,036,150
Raymond James Financial, Inc.	48,203	4,763,420
		$5,799,570
Business Services – 2.9%
Accenture PLC, “A”	22,602	$5,815,495
Amdocs Ltd.	7,337	582,925
Dropbox, Inc. (a)	24,136	500,098
GoDaddy, Inc. (a)	61,954	4,391,299
		$11,289,817
Cable TV – 1.1%
Charter Communications, Inc., “A” (a)	12,840	$3,895,014
Comcast Corp., “A”	11,883	348,528
		$4,243,542
Computer Software – 8.6%
Adobe Systems, Inc. (a)	15,244	$4,195,149
Atlassian Corp. PLC, “A” (a)	8,820	1,857,404
Microsoft Corp.	117,074	27,266,534
		$33,319,087
Computer Software - Systems – 6.9%
Apple, Inc.	180,012	$24,877,658
Seagate Technology Holdings PLC	7,864	418,601
ServiceNow, Inc. (a)	2,811	1,061,462

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
Zebra Technologies Corp., “A” (a)	1,788	$468,474
		$26,826,195
Construction – 0.3%
Sherwin-Williams Co.	5,654	$1,157,657
Consumer Products – 1.2%
Colgate-Palmolive Co.	68,260	$4,795,265
Consumer Services – 2.0%
Booking Holdings, Inc. (a)	3,263	$5,361,794
Expedia Group, Inc. (a)	26,622	2,494,215
		$7,856,009
Electrical Equipment – 0.6%
TE Connectivity Ltd.	19,935	$2,200,027
Electronics – 5.7%
Applied Materials, Inc.	67,400	$5,522,082
Corning, Inc.	51,829	1,504,078
Intel Corp.	85,289	2,197,898
Lam Research Corp.	4,421	1,618,086
Micron Technology, Inc.	14,100	706,410
NVIDIA Corp.	3,016	366,112
NXP Semiconductors N.V.	26,410	3,895,739
Texas Instruments, Inc.	41,039	6,352,016
		$22,162,421
Energy - Independent – 2.2%
Marathon Petroleum Corp.	20,952	$2,081,162
Valero Energy Corp.	59,183	6,323,704
		$8,404,866
Energy - Integrated – 0.2%
Exxon Mobil Corp.	8,088	$706,163
Entertainment – 0.2%
Live Nation Entertainment, Inc. (a)	9,333	$709,681
Food & Beverages – 2.9%
Archer Daniels Midland Co.	81,213	$6,533,586
Mondelez International, Inc.	20,872	1,144,412
PepsiCo, Inc.	13,973	2,281,232
Tyson Foods, Inc., “A”	19,469	1,283,591
		$11,242,821
Food & Drug Stores – 0.4%
Albertsons Cos., Inc., “A”	59,063	$1,468,306
Gaming & Lodging – 0.5%
Marriott International, Inc., “A”	12,687	$1,777,956
Health Maintenance Organizations – 3.2%
Cigna Corp.	24,544	$6,810,224
Humana, Inc.	8,268	4,011,551
UnitedHealth Group, Inc.	3,304	1,668,652
		$12,490,427

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.4%
Ameriprise Financial, Inc.	12,817	$3,229,243
Berkshire Hathaway, Inc., “B” (a)	7,746	2,068,337
Equitable Holdings, Inc.	111,877	2,947,959
Everest Re Group Ltd.	18,617	4,885,846
Hartford Financial Services Group, Inc.	6,646	411,653
MetLife, Inc.	102,349	6,220,772
Reinsurance Group of America, Inc.	8,208	1,032,648
		$20,796,458
Internet – 6.0%
Alphabet, Inc., “A” (a)	96,842	$9,262,937
Alphabet, Inc., “C” (a)	105,534	10,147,094
Gartner, Inc. (a)	1,641	454,048
Meta Platforms, Inc., “A” (a)	23,383	3,172,606
		$23,036,685
Leisure & Toys – 1.5%
Brunswick Corp.	49,755	$3,256,465
Electronic Arts, Inc.	6,098	705,599
Polaris, Inc.	19,380	1,853,697
		$5,815,761
Machinery & Tools – 2.0%
Eaton Corp. PLC	25,389	$3,385,877
PACCAR, Inc.	44,258	3,703,952
Wabtec Corp.	7,347	597,679
		$7,687,508
Major Banks – 3.5%
Bank of America Corp.	84,981	$2,566,426
JPMorgan Chase & Co.	56,429	5,896,830
Wells Fargo & Co.	127,871	5,142,972
		$13,606,228
Medical & Health Technology & Services – 1.9%
McKesson Corp.	21,184	$7,199,806
Medical Equipment – 2.6%
Abbott Laboratories	29,724	$2,876,094
Boston Scientific Corp. (a)	15,188	588,231
Hologic, Inc. (a)	6,778	437,317
Medtronic PLC	36,185	2,921,939
Thermo Fisher Scientific, Inc.	6,295	3,192,761
		$10,016,342
Natural Gas - Pipeline – 1.7%
Cheniere Energy, Inc.	39,395	$6,536,024
Oil Services – 0.1%
NOV, Inc.	25,273	$408,917
Other Banks & Diversified Financials – 3.1%
Mastercard, Inc., “A”	2,760	$784,778
SLM Corp.	304,506	4,260,039
Visa, Inc., “A”	33,192	5,896,559
Zions Bancorp NA	21,961	1,116,937
		$12,058,313

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 7.3%
Eli Lilly & Co.	14,776	$4,777,820
Johnson & Johnson	65,372	10,679,170
Merck & Co., Inc.	96,262	8,290,083
Vertex Pharmaceuticals, Inc. (a)	16,136	4,672,017
		$28,419,090
Railroad & Shipping – 1.4%
CSX Corp.	203,436	$5,419,535
Real Estate – 3.3%
Extra Space Storage, Inc., REIT	30,891	$5,335,185
Host Hotels & Resorts, Inc., REIT	152,931	2,428,544
Life Storage, Inc., REIT	11,952	1,323,803
Public Storage, Inc., REIT	5,955	1,743,684
VICI Properties, Inc., REIT	60,409	1,803,209
		$12,634,425
Restaurants – 0.2%
Texas Roadhouse, Inc.	9,540	$832,460
Specialty Chemicals – 1.6%
Chemours Co.	93,695	$2,309,582
DuPont de Nemours, Inc.	7,305	368,172
Linde PLC	9,297	2,506,378
Univar Solutions, Inc. (a)	43,729	994,397
		$6,178,529
Specialty Stores – 7.0%
Amazon.com, Inc. (a)	103,608	$11,707,704
AutoZone, Inc. (a)	603	1,291,584
Builders FirstSource, Inc. (a)	15,470	911,492
Home Depot, Inc.	19,872	5,483,480
O'Reilly Automotive, Inc. (a)	2,505	1,761,892
Target Corp.	2,495	370,233
Wal-Mart Stores, Inc.	42,574	5,521,848
		$27,048,233
Telephone Services – 0.7%
Lumen Technologies, Inc.	387,120	$2,818,234
Trucking – 1.0%
United Parcel Service, Inc., “B”	24,795	$4,005,384
Utilities - Electric Power – 2.3%
Exelon Corp.	132,014	$4,945,244
PG&E Corp. (a)	106,747	1,334,338
Vistra Corp.	121,655	2,554,755
		$8,834,337
Total Common Stocks		$385,067,398
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 2.64% (v)	2,283,476	$2,283,704

Other Assets, Less Liabilities – (0.1)%		(367,030)
Net Assets – 100.0%		$386,984,072

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,283,704 and $385,067,398, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$385,067,398	$—	$—	$385,067,398
Mutual Funds	2,283,704	—	—	2,283,704
Total	$387,351,102	$—	$—	$387,351,102
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,708,524	$39,589,152	$39,013,913	$(220)	$161	$2,283,704
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$16,420	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.